MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 56,747	$ 7,062
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	1,977	$ 7,062
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	35,627
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 19,143